Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$222,683,383.76	0.6398948	$200,415,895.76	0.5759077	$22,267,488.00
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$415,523,383.76	0.3645454	$393,255,895.76	0.3450097	$22,267,488.00

Weighted Avg. Coupon (WAC)	3.21%		3.21%
Weighted Avg. Remaining Maturity (WARM)	35.89		34.94
Pool Receivables Balance	$447,522,707.46		$424,398,164.28
Remaining Number of Receivables	40,596		39,656

Adjusted Pool Balance	$432,750,188.10		$410,482,700.10

III. COLLECTIONS

Principal:
Principal Collections	$22,463,559.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$645,167.83
Total Principal Collections	$23,108,727.55

Interest:
Interest Collections	$1,172,538.20
Late Fees & Other Charges	$42,203.42
Interest on Repurchase Principal	$-
Total Interest Collections	$1,214,741.62

Collection Account Interest	$5,567.58
Reserve Account Interest	$881.12
Servicer Advances	$-

Total Collections	$24,329,917.87

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$24,329,917.87
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$24,329,917.87
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$372,935.59	$-	$372,935.59	$372,935.59
Collection Account Interest					$5,567.58
Late Fees & Other Charges					$42,203.42
Total due to Servicer					$420,706.59

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$146,599.89		$146,599.89
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$274,078.89		$274,078.89	$274,078.89

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$23,499,855.39

9. Regular Principal Distribution Amount:					$22,267,488.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,267,488.00
Class A-4 Notes				$-
Class A Notes Total:		$22,267,488.00		$22,267,488.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,267,488.00		$22,267,488.00

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,232,367.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,772,519.36
Beginning Period Amount	$14,772,519.36
Current Period Amortization	$857,055.18
Ending Period Required Amount	$13,915,464.18
Ending Period Amount	$13,915,464.18
Next Distribution Date Required Amount	$13,085,907.63

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.98%	4.20%	4.20%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.96%	39,244	98.47%	$417,884,002.67
30 - 60 Days	0.86%	341	1.26%	$5,349,681.25
61 - 90 Days	0.15%	61	0.23%	$993,549.86
91-120 Days	0.03%	10	0.04%	$170,930.50
121 + Days	0.00%	0	0.00%	$-
Total		39,656		$424,398,164.28

Delinquent Receivables 30+ Days Past Due
Current Period	1.04%	412	1.53%	$6,514,161.61
1st Preceding Collection Period	1.12%	453	1.63%	$7,281,912.62
2nd Preceding Collection Period	1.44%	596	2.13%	$9,972,904.58
3rd Preceding Collection Period	1.62%	682	2.30%	$11,296,901.97
Four-Month Average	1.30%		1.90%

Repossession in Current Period		30		$474,593.91
Repossession Inventory		76		$280,634.58

Current Charge-Offs
Gross Principal of Charge-Offs				$660,983.46
Recoveries				$(645,167.83)
Net Loss				$15,815.63

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.04%

Average Pool Balance for Current Period				$435,960,435.87

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.04%
1st Preceding Collection Period				0.64%
2nd Preceding Collection Period				1.01%
3rd Preceding Collection Period				1.05%
Four-Month Average				0.69%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	55	1,471	$24,003,955.76
Recoveries	74	1,265	$(12,871,566.68)
Net Loss			$11,132,389.08
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	39	1,255	$11,167,654.07
Average Net Loss for Receivables that have experienced a Net Loss			$8,898.53

Principal Balance of Extensions			$1,940,493.11
Number of Extensions			111

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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